Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
2
4
. Taxation

(a) Income taxes

Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
BVI
XPeng Limited is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
United States
The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the years ended December 31, 2019, 2020 and 2021 is 27.98%, which is a blended state and federal rate.
PRC
The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Xiaopeng Technology applied for the HNTE qualification and received approval in December 2019. Xiaopeng Technology is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2019 through 2021.
Zhaoqing XPeng applied for the HNTE qualification and received approval in December 2020. Zhaoqing XPeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2020 through 2022.
Beijing Xiaopeng applied for the HNTE qualification and received approval in December 2020. Beijing Xiaopeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2020 through 2022.
Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.
PRC (continued)

In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed earnings will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018, and was further extended to December 31, 2023 as the State Tax Bureau of the PRC announced in March 2021.
Composition of income tax expenses for the periods presented are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Current income tax expenses	1	1,223	25,990
Deferred income tax expenses	—	—	—

Income tax expenses	1	1,223	25,990

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Loss before income tax expenses	(3,691,672)	(2,730,762)	(4,837,106)
Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(922,918)	(682,691)	(1,209,277)
Effect of preferential tax rate (ii)	271,242	111,756	254,061
Tax-free income	—	—	(25,000)
Effect of change in tax rate	213,331	13,920	33,454
Effect of different tax rate of different jurisdictions	(9,853)	(393,384)	(323,601)
Effect of additional deduction for qualified R&D expenses	(236,704)	(156,713)	(217,395)
Non-deductible expenses	2,050	234,328	163,980
Changes in valuation allowance	682,853	874,007	1,349,768

Income tax expenses	1	1,223	25,990

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.
(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

	As of December 31,
	2019	2020	2021
Deferred tax assets:
Net operating loss carry-forwards	1,256,218	2,036,152	3,051,082
Government grants	11,579	43,145	41,565
Impairment of property, plant and equipment	11,878	21,802	12,239
Inventory reserve	27,341	11,233	7,221
Accruals and others	33,928	102,619	452,612
Valuation allowance	(1,340,944)	(2,214,951)	(3,564,719)

Total deferred tax assets, net	—	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2019	2020	2021
Valuation allowance
Balance at beginning of the year	658,091	1,340,944	2,214,951
Additions	901,491	889,877	1,511,434
Loss utilized	(5,307)	(1,950)	(128,212)
Effect of change in tax rate	(213,331)	(13,920)	(33,454)
Balance at end of the year	1,340,944	2,214,951	3,564,719

For the years ended December 31, 2019, 2020 and 2021, with the growth of its business performance, some subsidiaries of the Group are generating profits and utilized tax losses brought forward from prior years.
The Group has tax losses arising in Mainland China of RMB15,546,804 that will expire in one to ten years for deduction against future taxable profits
.

Loss expiring in 2022	8,902
Loss expiring in 2023	105,208
Loss expiring in 2024	591,759
Loss expiring in 2025	1,656,578
Loss expiring in 2026	3,455,514
Loss expiring in 2027	310,939
Loss expiring in 2028	1,627,910
Loss expiring in 2029	4,400,603
Loss expiring in 2030	1,406,957
Loss expiring in 2031	1,982,434

Total	15,546,804

The Group has tax losses arising in Hong Kong
 and Others
of RMB556,521 that will not expire for deduction against future taxable profit.

Hong Kong	476,572
Others	79,949

Total	556,521

Uncertain Tax Position
The Group did not identify any significant unrecognized tax benefits for the years ended December 2019, 2020 and 2021. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and it also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2021. In general, the PRC tax authorities mandate a period of up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2017 through 2021 remain subject to the review to be performed by the relevant PRC tax authorities.